Deposits, Upfront Payments and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Deposits [Abstract]
Summary of Deposits, Upfront Payments and other Receivables

Deposits, upfront payments and other receivables consists of the following:

	June 30, 2024	June 30, 2023
	$	$
Deposits	311	45,369
Upfront payments	30,972	47,161
Other receivables	25,637	12,030
Total	56,920	104,560